Disclosure of detailed information about foreign currency risk explanatory (Details) $ in Thousands, $ in Thousands	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD ($)
Statement [Line Items]
Cash and cash equivalents	$ 333,705		$ 499,249		$ 258,509
Account receivable	8,385		8,416
Trade and other current payables	15,310		7,438
Revolving credit facility	148,031		0
Equivalent in CDN [Member]
Statement [Line Items]
Net exposure in foreign currencies	$ (92,463)		$ 242,979
Amounts held in US dollars [Member]
Statement [Line Items]
Cash and cash equivalents		$ 43,495		$ 180,963
Account receivable		493		0
Other assets		412		0
Trade and other current payables		(105)		0
Revolving credit facility		(118,000)		0
Net exposure in foreign currencies		$ (73,705)		$ 180,963